Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net loss from continuing operations	$ (11,375)	$ (5,053)	$ (17,082)	$ (10,348)
Adjustments to reconcile net income (loss) to net cash used in continuing operating activities:
Depreciation and amortization	255	219	467	397
Stock-based compensation expense	110	126	196	304
Unrealized foreign exchange loss (gain)	1,693	(4,224)	2,700	(5,427)
Deferred income tax (recovery)	0	(6)	0	(9)
Loss from investments accounted for by the equity method	1,283	3,686	2,664	7,570
Interest on long-term debt	23	23	47	45
Inventory write-downs	54	140	54	110
Bad debt expense	14	0	2	0
Change in fair value of warrant liabilities (note 12)	1,496	0	1,496	0
Financing transaction costs	1,085	0	1,085	0
Warranty provision	(124)	0	(124)	0
Changes in working capital	923	(533)	594	(6,869)
Net cash used in operating activities from continuing operations	(4,563)	(5,622)	(7,901)	(14,227)
Net cash (used in) provided by operating activities from discontinued operations	0	(582)	0	3,125
Investing activities:
Purchase of property, plant and equipment (note 9)	(48)	(822)	(480)	(1,395)
Proceeds from holdback receivable (note 6)	0	0	5,844	10,450
Capital contributions to investments accounted for by the equity method (note 8)	(3,512)	(4,185)	(6,364)	(8,871)
Net cash (used in) provided by investing activities from continuing operations	(3,560)	(5,007)	(1,000)	184
Net cash used in investing activities from discontinued operations	0	(460)	0	(2,947)
Financing activities:
Repayments of operating lines of credit and long-term facilities	(1,000)	(1,000)	(2,000)	(2,000)
Drawings on operating lines of credit and long-term facilities	0	0		0
Proceeds from issuance of common share, warrants, and pre-funded warrants	10,000	0	10,000	0
Payment of shares and warrants issuance costs	(700)	0	(700)	0
Net cash (used in) provided by financing activities from continuing operations	8,300	(1,000)	7,300	(2,000)
Net cash used in financing activities from discontinued operations	0	(3,176)	0	(6,094)
Effect of foreign exchange on cash and cash equivalents	(734)	4,593	(1,611)	5,696
Net decrease in cash and cash equivalents	(557)	(11,254)	(3,212)	(16,263)
Cash and cash equivalents, beginning of period (including restricted cash)	24,503	32,637	27,158	37,646
Cash and cash equivalents, end of period (including restricted cash)	23,946	21,383	23,946	21,383
Less: cash and cash equivalents from discontinued operations, end of period (including restricted cash)	0	15,319	0	15,319
Cash and cash equivalents from continuing operations, end of period (including restricted cash)	23,946	6,064	23,946	6,064
Supplementary information
Interest paid	45	536	111	1,182
Taxes paid, net of refunds	31	1,050	87	1,406
Changes in working capital:
Accounts receivable	(393)	(8,160)	505	(8,324)
Inventories	159	5,879	197	3,770
Prepaid expenses	498	600	524	920
Accounts payable and accrued liabilities	647	1,056	(675)	(3,240)
Warranty liability	12	92	43	5
Changes in working capital	$ 923	$ (533)	$ 594	$ (6,869)